Financial Instruments (Details) $ / shares in Units, $ in Thousands			1 Months Ended						12 Months Ended
	Oct. 07, 2019	Dec. 19, 2016 USD ($) $ / shares shares	Dec. 31, 2021 ₪ / shares shares	Sep. 30, 2021 shares	May 31, 2021	Dec. 31, 2020 USD ($)	Dec. 22, 2020 USD ($)	Aug. 16, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022	May 19, 2022
Financial Instruments (Details) [Line Items]
Annual interest rate			6.00%	6.00%			10.41%			6.00%	6.00%
Shares issued (in Shares) | shares								138,312
Price per share | (per share)			₪ 7.07					$ 2.5305
Convertible loan agreement description	On August 16, 2018, the Company signed an amendment to the loan agreement with SVB, under which SVB granted the Company an additional loan of $5,000 thousand. The loan is for a period of 7 months and carries a variable interest rate of Prime plus 2.25%. The loan was repaid in one installment on October 3, 2018. As part of the loan agreement, the Company issued options to SVB, which can be exercised, in part or in full, for 138,312 Preferred “C” shares of the Company (upon the CLA, the right was converted to Ordinary Shares of the Company (see note f below)), up to 15 years, from the date of grant of the option. The exercise price of the options is, $2.5305 per share.
Additional loan amount								$ 5,000
Variable interest rate			2.00%					2.25%		2.00%
Exercise price percentage									80.00%
Converted loan percentage									51.00%
Invested amount							$ 5,000
Amount received from lenders							$ 99,197
Capital loan						$ 2,489			$ 217
Recognized financial expenses						$ 2,344			$ 1,102
Debt conversion description									The debt is considered repaid in full, and the Company has no additional obligations to the lenders in connection with the convertible loan agreement. The number of the shares granted was 248,081,491 and after a reverse share split of 1:28, 8,860,053 shares. In addition, on the day of the conversion of the convertible loan, the Company recorded a contribution to equity, against the issuance expenses deducted from share premium relating to the conversion of the convertible loan, in the amount
Future allotment agreement description					The number of shares allocated to investors was calculated, based on the invested amounts as 75% of the effective price of the shares under the issuance, that is, 2,712,329 Ordinary Shares of the Company, NIS 0.01 par value. The issuance of shares under the SAFE agreements was made at the date of completion of the issuance under the prospectus (after the conversion of the debt according to the CLA and the reverse share split), and before the listing of the Company’s securities on the stock exchange according to the prospectus. In addition, according to the SAFE agreements, investors were granted options to purchase additional shares of the Company, such that the number of options will be equal to the number of shares allocated to investors, and a total of 2,712,329 options for Ordinary Shares NIS 0.01 par value. The option can be exercised from the date of completion of the issuance and up to 36 months after the date of granting the option. The exercise price reflects 75% of the price of the Company’s shares in the issuance, which is NIS 5.3025. In addition, each investor may exercise his options through a cashless exercise for a number of shares that will be calculated in accordance with the mechanism prescribed by the option, in accordance with the difference between the fair market value1 of the shares and the exercise price.
Options granted (in Shares) | shares			381,616	4,336,471					50,320
Options exercised (in Shares) | shares									2,861,715
Period of options granted									36 months
Underwriting agreement description									Under the underwriting agreement with the underwriters, 706,844 exercisable options were granted, available for conversion into 706,844 Ordinary Shares of the Company, as well as 19,978 options each exercisable for one Ordinary Share of the Company, which were granted to the IPO sale agent. The options can be exercised from the date of completion of the issuance until the expiration of 18 months from that date, at an exercise price of NIS 7.07.
Silicon Valley Bank [Member]
Financial Instruments (Details) [Line Items]
Annual interest rate		3.50%
Loan amount		$ 5,000
Loan [Member]
Financial Instruments (Details) [Line Items]
Annual interest rate			41.00%
Preferred B Shares [Member]
Financial Instruments (Details) [Line Items]
Shares issued (in Shares) | shares		193,243
Price per share | $ / shares		$ 1.81119
Ordinary Shares [Member]
Financial Instruments (Details) [Line Items]
Options exercised (in Shares) | shares									50,320